Warrants Fair Value Assumptions (Details) - Warrants - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Fair value of warrants at grant date	$ 1.13	$ 1.41
Share price	3.88	3.00
Exercise price	$ 3.25	$ 3.25
Risk-free interest rate	0.16%	0.22%
Expected volatility	83.00%	84.00%
Expected life in years	1 year 1 month 6 days	1 year 7 months 2 days
Expected dividend yield	0.00%	0.00%